Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment [Abstract]
Premises and Equipment
(6)  Premises and Equipment

Premises and equipment are comprised of the following as of December 31:

	2011	2010

Land	$7,780,167	$7,787,667
Building	23,662,849	23,790,525
Furniture, Fixtures and Equipment	12,982,160	13,737,177
Leasehold Improvements	994,637	993,086
Construction in Progress	77,366	-

	45,497,179	46,308,455
Accumulated Depreciation	(19,746,944)	(19,160,730)

	$25,750,235	$27,147,725

Depreciation charged to operations totaled $1,790,041 in 2011, $2,140,735 in 2010 and $2,092,845 in 2009.

Certain Company facilities and equipment are leased under various operating leases.  Rental expense approximated $376,000 for 2011, $377,000 for 2010 and $365,000 for 2009.

Future minimum rental payments as of December 31, 2011 are as follows:

Year Ending December 31	Amount

2012	$126,033
2013	88,658
2014	10,139

$224,830